Schedule of Investments - Virtus Stone Harbor Emerging Markets High Yield Bond ETF

April 30, 2026 (unaudited)

Security Description	Principal	Value
CORPORATE BONDS AND NOTES – 50.0%
Angola – 0.8%
Azule Energy Finance PLC, 8.13%, 01/23/30(1)	$119,000	$122,849
Azule Energy Finance PLC, 8.25%, 01/22/31(1)	50,000	51,750
Total Angola		174,599
Argentina – 4.9%
MSU Energy SA, 9.75%, 12/05/30(1)	158,000	158,993
Provincia de Buenos Aires, 6.63%, 09/01/37(2)	163,778	126,176
Provincia de Buenos Aires, 6.63%, 09/01/37(2)	144,844	111,589
Telecom Argentina SA, 9.50%, 07/18/31(1)	93,000	99,428
Telecom Argentina SA, 9.25%, 05/28/33(1)	202,000	214,933
Ypf SA, 9.50%, 01/17/31(1)	125,000	133,797
Ypf SA, 8.25%, 01/17/34(1)	204,000	213,894
Total Argentina		1,058,810
Brazil – 7.5%
3r Lux Sarl, 9.75%, 02/05/31(1)	101,000	106,535
Braskem Netherlands Finance BV, 8.00%, 10/15/34(1)	82,000	48,277
Constellation Oil Services Holding SA, 9.38%, 11/07/29(1)	87,000	91,024
Fs Luxembourg Sarl, 8.13%, 02/11/36(1)	133,000	123,856
MC Brazil Downstream Trading Sarl, 7.25%, 06/30/31(1)	151,330	142,137
Minerva Luxembourg SA, 4.38%, 03/18/31	304,000	273,980
MV24 Capital BV, 6.75%, 06/01/34(1)	52,052	52,711
Ohi Group SA, 13.00%, 07/22/29(1)	116,850	118,655
Prio Luxembourg Holding Sarl, 6.75%, 10/15/30(1)	81,000	80,861
Samarco Mineracao SA, 9.50%, 06/30/31(1)(3)	167,428	168,098
Simpar Europe SA, 5.20%, 01/26/31(1)	55,000	47,775
Vamos Europe SA, 9.20%, 01/26/31(1)	111,000	106,135
Yinson Bergenia Production BV, 8.50%, 01/31/45(1)	96,697	103,756
Yinson Boronia Production BV, 8.95%, 07/31/42(1)	128,233	142,591
Total Brazil		1,606,391
Chile – 0.5%
Banco de Credito E Inversiones SA, 7.50%, (US 5 Year CMT T- Note + 3.77%), perpetual(1)(4)(5)	100,000	106,261
China – 2.4%
Melco Resorts Finance Ltd. (Macau), 5.38%, 12/04/29	238,000	233,365
Security Description	Principal	Value
CORPORATE BONDS AND NOTES (continued)
China (continued)
Studio City Co. Ltd. (Macau), 7.00%, 02/15/27	$131,000	$131,098
Studio City Finance Ltd. (Macau), 5.00%, 01/15/29(1)	161,000	153,908
Total China		518,371
Colombia – 3.5%
AI Candelaria Spain SA, 5.75%, 06/15/33	343,000	312,062
Banco Davivienda SA, 6.65%, (US 10 Year CMT T- Note + 5.10%), perpetual(1)(4)(5)	139,000	129,826
Ecopetrol SA, 7.75%, 02/01/32	101,000	103,569
Gran Tierra Energy, Inc., 9.50%, 10/15/29(1)	100,000	91,500
Grupo Nutresa SA, 7.88%, (US 5 Year CMT T- Note + 4.10%), perpetual(1)(4)(5)	107,000	106,733
Total Colombia		743,690
El Salvador – 0.3%
Comision Ejecutiva Hidroelectrica del Rio Lempa, 8.65%, 01/24/33(1)	62,000	66,045
Georgia – 0.1%
Georgian Railway JSC, 4.00%, 06/17/28(1)	14,000	13,510
Ghana – 0.4%
Kosmos Energy Ltd., 7.75%, 05/01/27	96,000	95,939
Guatemala – 0.6%
Investment Energy Resources Ltd., 6.25%, 04/26/29(1)	125,000	125,328
India – 2.6%
Adani Ports & Special Economic Zone Ltd., 3.83%, 02/02/32	111,000	101,877
Adani Renewable Energy RJ Ltd./Kodangal Solar Parks Pvt Ltd./Wardha Solar Maharash, 4.63%, 10/15/39(1)	94,478	79,361
JSW Hydro Energy Ltd., 4.13%, 05/18/31	135,525	127,925
ReNew Wind Energy AP2 / ReNew Power Pvt Ltd., 4.50%, 07/14/28	128,000	123,200
Vedanta Resources Finance II PLC, 10.88%, 09/17/29(1)	32,000	34,020
Vedanta Resources Finance II PLC, 9.48%, 07/24/30(1)	60,000	63,000
Total India		529,383
Indonesia – 1.1%
Medco Cypress Tree Pte Ltd., 8.63%, 05/19/30	50,000	52,250
Minejesa Capital BV, 5.63%, 08/10/37(1)	202,000	196,087
Total Indonesia		248,337
Israel – 1.2%
Energean Israel Finance Ltd., 5.88%, 03/30/31(1)	100,000	95,990

Schedule of Investments - Virtus Stone Harbor Emerging Markets High Yield Bond ETF (continued)

April 30, 2026 (unaudited)

Security Description	Principal	Value
CORPORATE BONDS AND NOTES (continued)
Israel (continued)
Teva Pharmaceutical Finance Netherlands III BV, 4.10%, 10/01/46	$200,000	$154,251
Total Israel		250,241
Kazakhstan – 1.0%
Kazmunaygas National Co. JSC, 6.38%, 10/24/48(1)	210,000	212,427
Kyrgyzstan – 0.5%
Eldik Bank OAO, 8.50%, 04/23/31(1)	107,000	107,469
Luxembourg – 0.5%
Foresea Holding SA, 7.50%, 06/15/30(1)	106,000	105,151
Mexico – 7.3%
Banco Mercantil del Norte SA/Grand Cayman, 5.88%, (US 5 Year CMT T- Note + 4.64%), perpetual(1)(4)(5)	138,000	138,344
Banco Mercantil del Norte SA/Grand Cayman, 6.63%, (US 10 Year CMT T- Note + 5.03%), perpetual(1)(4)(5)	207,000	203,276
BBVA Mexico SA Institucion de Banca Multiple Grupo Financiero Bbva Mexico, 5.13%, (US 5 Year CMT T- Note + 2.65%), 01/18/33(1)(4)	68,000	67,124
Cemex SAB de CV, 5.13%, (US 5 Year CMT T- Note + 4.53%), perpetual(4)(5)	154,000	153,889
Grupo Aeromexico SAB de CV, 8.63%, 11/15/31(1)	163,000	159,112
Grupo Televisa Sab, 6.13%, 01/31/46	137,000	105,353
Orbia Advance Corp. SAB de CV, 7.50%, 05/13/35(1)	86,000	87,088
Petroleos Mexicanos, 5.95%, 01/28/31	35,000	34,344
Petroleos Mexicanos, 6.70%, 02/16/32	59,000	59,354
Petroleos Mexicanos, 6.35%, 02/12/48	172,000	138,381
Petroleos Mexicanos, 6.95%, 01/28/60	391,000	325,879
Saavi Energia Sarl, 8.88%, 02/10/35(1)	67,000	74,896
Total Mexico		1,547,040
Morocco – 0.5%
Ocp SA, 6.74%, (US 5 Year CMT T- Note + 2.75%), perpetual(1)(4)(5)	100,000	99,618
Nigeria – 1.0%
IHS Holding Ltd., 5.63%, 11/29/26(1)	25,000	24,925
IHS Holding Ltd., 7.88%, 05/29/30(1)	40,000	41,369
Security Description	Principal	Value
CORPORATE BONDS AND NOTES (continued)
Nigeria (continued)
IHS Holding Ltd., 8.25%, 11/29/31(1)	$80,000	$83,788
IHS Netherlands Holdco BV, 8.00%, 09/18/27(1)	61,185	61,362
Total Nigeria		211,444
Pakistan – 0.9%
Veon Midco BV, 3.38%, 11/25/27(1)	200,000	195,280
Peru – 1.2%
Banco Internacional del Peru Saa Interbank, 6.40%, (US 5 Year CMT T- Note + 2.07%), 04/30/35(1)(4)	80,000	82,752
Petroleos del Peru SA, 4.75%, 06/19/32	70,000	57,313
Volcan Cia Minera Saa, 8.50%, 10/28/32(1)	102,000	105,314
Total Peru		245,379
Serbia – 0.3%
Serbia International Bond, 5.50%, 05/06/36(1)	64,000	62,385
South Africa – 3.6%
Eskom Holdings, 8.45%, 08/10/28(1)	162,000	170,813
Eskom Holdings, 6.35%, 08/10/28(1)	81,000	82,418
Prosus NV, 3.06%, 07/13/31	134,000	122,761
Prosus NV, 3.83%, 02/08/51(1)	251,000	167,752
Sasol Financing USA LLC, 4.38%, 09/18/26	90,000	89,773
Sasol Financing USA LLC, 8.75%, 04/10/33(1)	124,000	130,572
Total South Africa		764,089
Turkey – 2.7%
ADM Elektrik Dagitim AS, 9.50%, 02/05/31(1)	93,000	91,505
Aydem Yenilenebilir Enerji AS, 9.88%, 09/30/30(1)	69,000	70,204
Turk Telekomunikasyon AS, 6.95%, 10/07/32(1)	84,000	84,111
Turkcell Iletisim Hizmetleri AS, 7.65%, 01/24/32(1)	86,000	89,870
We Soda Investments Holding PLC, 9.50%, 10/06/28(1)	131,000	132,850
Yapi VE Kredi Bankasi AS, 9.25%, (US 5 Year CMT T- Note + 5.28%), 01/17/34(1)(4)	50,000	52,412
Zorlu Enerji Elektrik Uretim AS, 11.00%, 04/23/30(1)	83,000	73,974
Total Turkey		594,926
Ukraine – 1.1%
Mhp Lux SA, 10.50%, 07/28/29(1)	101,000	103,698
VF Ukraine Pat Via Vfu Funding PLC, 9.63%, 02/11/27(1)	127,538	127,220
Total Ukraine		230,918

Schedule of Investments - Virtus Stone Harbor Emerging Markets High Yield Bond ETF (continued)

April 30, 2026 (unaudited)

Security Description	Principal	Value
CORPORATE BONDS AND NOTES (continued)
Uzbekistan – 0.6%
Uzbekneftegaz JSC, 8.75%, 05/07/30(1)	$111,000	$119,186
Venezuela – 1.9%
Petroleos de Venezuela SA, 12.75%, 02/17/22(6)	391,000	202,636
Petroleos de Venezuela SA, 9.75%, 05/17/35(6)	425,000	200,281
Total Venezuela		402,917
Vietnam – 1.0%
Mong Duong Finance Holdings BV, 5.13%, 05/07/29	186,561	184,753
Mong Duong Finance Holdings BV, 5.13%, 05/07/29(1)	23,755	23,524
Total Vietnam		208,277
Total Corporate Bonds and Notes
(Cost $10,129,952)		10,643,411
FOREIGN GOVERNMENT SECURITIES – 46.5%†
Angola – 1.7%
Angolan Government International Bond, 8.00%, 11/26/29(1)	46,000	46,966
Angolan Government International Bond, 8.75%, 04/14/32(1)	101,000	105,306
Angolan Government International Bond, 9.88%, 10/15/35(1)	200,000	214,869
Total Angola		367,141
Argentina – 3.9%
Argentine Republic Government International Bond, 0.75%, 07/09/30(2)	238,320	206,117
Argentine Republic Government International Bond, 4.13%, 07/09/35(2)	167,000	124,833
Argentine Republic Government International Bond, 3.50%, 07/09/41(2)	469,000	324,314
Argentine Republic Government International Bond, 4.13%, 07/09/46(2)	249,727	176,027
Total Argentina		831,291
Bahrain – 1.4%
Bahrain Government International Bond, 5.63%, 05/18/34(1)	57,000	52,298
Bahrain Government International Bond, 6.63%, 10/06/37(1)	107,000	101,801
Bahrain Government International Bond, 7.10%, 02/03/38(1)	154,000	150,535
Total Bahrain		304,634
Benin – 0.3%
Benin Government International Bond, 7.96%, 02/13/38(1)	69,000	71,156
Brazil – 3.6%
Brazilian Government International Bond, 6.63%, 03/15/35	260,000	269,759
Security Description	Principal	Value
FOREIGN GOVERNMENT SECURITIES (continued)
Brazil (continued)
Brazilian Government International Bond, 6.25%, 05/22/36	$321,000	$320,358
Brazilian Government International Bond, 7.25%, 01/12/56	171,000	172,659
Total Brazil		762,776
Colombia – 2.6%
Colombia Government International Bond, 6.13%, 01/21/31	78,000	78,234
Colombia Government International Bond, 8.00%, 04/20/33	219,000	236,356
Colombia Government International Bond, 7.50%, 02/02/34	219,000	229,413
Total Colombia		544,003
Costa Rica – 0.8%
Costa Rica Government International Bond, 6.55%, 04/03/34(1)	160,000	172,000
Dominican Republic – 3.3%
Dominican Republic International Bond, 4.88%, 09/23/32(1)	77,000	72,938
Dominican Republic International Bond, 6.00%, 02/22/33	172,000	172,387
Dominican Republic International Bond, 5.88%, 10/28/35(1)	199,000	194,995
Dominican Republic International Bond, 6.60%, 06/01/36(1)	143,000	147,612
Dominican Republic International Bond, 6.95%, 03/15/37	73,000	76,349
Dominican Republic International Bond, 6.95%, 03/15/37(1)	45,000	47,064
Total Dominican Republic		711,345
Ecuador – 2.5%
Ecuador Government International Bond, 6.90%, 07/31/35(2)	219,000	203,506
Ecuador Government International Bond, 9.25%, 01/29/39(1)	200,000	207,250
Ecuador Government International Bond, 5.00%, 07/31/40(2)	116,000	97,209
Total Ecuador		507,965
Egypt – 3.0%
Egypt Government International Bond, 8.63%, 02/04/30(1)	158,000	167,188
Egypt Government International Bond, 7.05%, 01/15/32(1)	59,000	58,096
Egypt Government International Bond, 6.88%, 04/30/40(1)	106,000	92,588
Egypt Government International Bond, 7.90%, 02/21/48(1)	150,000	129,688
Egypt Government International Bond, 8.75%, 09/30/51(1)	214,000	198,092
Total Egypt		645,652

Schedule of Investments - Virtus Stone Harbor Emerging Markets High Yield Bond ETF (continued)

April 30, 2026 (unaudited)

Security Description	Principal	Value
FOREIGN GOVERNMENT SECURITIES (continued)
El Salvador – 0.7%
El Salvador Government International Bond, 7.65%, 06/15/35	$29,000	$29,847
El Salvador Government International Bond, 7.63%, 02/01/41	24,000	24,042
El Salvador Government International Bond, 7.12%, 01/20/50	117,000	106,704
Total El Salvador		160,593
Ethiopia – 0.1%
Ethiopia International Bond, 6.63%, 12/11/24(1)	12,000	12,360
Gabon – 0.3%
Gabon Government International Bond, 6.63%, 02/06/31(1)	75,000	63,458
Ghana – 0.8%
Ghana Government International Bond, 4.79%, 07/03/26(1)(7)	1,600	1,588
Ghana Government International Bond, 5.00%, 07/03/29(1)(2)	28,000	27,451
Ghana Government International Bond, 5.17%, 01/03/30(1)(7)	116,191	102,248
Ghana Government International Bond, 5.00%, 07/03/35(1)(2)	34,600	31,811
Total Ghana		163,098
Guatemala – 0.4%
Guatemala Government Bond, 6.60%, 06/13/36(1)	70,000	75,040
Ivory Coast – 1.1%
Ivory Coast Government International Bond, 7.63%, 01/30/33(1)	97,000	102,141
Ivory Coast Government International Bond, 8.08%, 04/01/36(1)	75,000	79,733
Ivory Coast Government International Bond, 6.75%, 02/25/41(1)	42,000	38,836
Total Ivory Coast		220,710
Jordan – 1.0%
Jordan Government International Bond, 7.50%, 01/13/29	200,000	207,879
Kenya – 1.0%
Republic of Kenya Government International Bond, 7.88%, 10/09/33(1)	73,000	69,660
Republic of Kenya Government International Bond, 9.50%, 03/05/36(1)	97,000	97,485
Republic of Kenya Government International Bond, 8.70%, 02/26/39(1)	56,000	52,797
Total Kenya		219,942
Kyrgyzstan – 0.6%
Kyrgyz Republic International Bond, 7.75%, 06/03/30(1)	129,000	132,112
Security Description	Principal	Value
FOREIGN GOVERNMENT SECURITIES (continued)
Lebanon – 0.8%
Lebanon Government International Bond, 8.25%, 04/12/21(6)	$264,000	$71,082
Lebanon Government International Bond, 6.10%, 10/04/26(6)	267,000	68,352
Lebanon Government International Bond, 7.15%, 11/20/31(6)	202,000	52,116
Total Lebanon		191,550
Morocco – 0.1%
Morocco Government International Bond, 3.00%, 12/15/32(1)	17,000	14,878
Nigeria – 2.5%
Nigeria Government International Bond, 6.13%, 09/28/28(1)	241,000	243,109
Nigeria Government International Bond, 9.63%, 06/09/31(1)	171,000	192,965
Nigeria Government International Bond, 8.63%, 01/13/36(1)	41,000	44,946
Nigeria Government International Bond, 9.13%, 01/13/46(1)	58,000	64,090
Total Nigeria		545,110
Pakistan – 0.2%
Pakistan Government International Bond, 7.38%, 04/08/31(1)	35,000	33,789
Senegal – 0.2%
Senegal Government International Bond, 6.25%, 05/23/33(1)	88,000	49,676
South Africa – 3.1%
Republic of South Africa Government International Bond, 5.88%, 04/20/32	30,000	30,484
Republic of South Africa Government International Bond, 7.10%, 11/19/36(1)	109,000	114,235
Republic of South Africa Government International Bond, 5.65%, 09/27/47	182,000	147,466
Republic of South Africa Government International Bond, 6.30%, 06/22/48	259,000	225,330
Republic of South Africa Government International Bond, 7.95%, 11/19/54(1)	139,000	142,336
Total South Africa		659,851
Sri Lanka – 0.7%
Sri Lanka Government International Bond, 3.35%, 03/15/33(1)(2)	128,000	114,432
Sri Lanka Government International Bond, 3.60%, 06/15/35(1)(2)	53,000	41,075
Total Sri Lanka		155,507

Schedule of Investments - Virtus Stone Harbor Emerging Markets High Yield Bond ETF (continued)

April 30, 2026 (unaudited)

Security Description	Principal	Value
FOREIGN GOVERNMENT SECURITIES (continued)
Suriname – 0.4%
Suriname Government International Bond, 8.50%, 11/06/35(1)	$87,000	$95,439
Trinidad & Tobago – 1.0%
Trinidad & Tobago Government International Bond, 6.40%, 06/26/34	205,000	210,535
Turkey – 4.5%
Istanbul Metropolitan Municipality, 10.50%, 12/06/28(1)	82,000	88,916
Turkiye Government International Bond, 5.95%, 01/15/31	382,000	375,185
Turkiye Government International Bond, 7.13%, 02/12/32	84,000	85,890
Turkiye Government International Bond, 7.25%, 05/29/32	124,000	126,967
Turkiye Government International Bond, 6.95%, 09/16/35	142,000	140,296
Turkiye Government International Bond, 6.80%, 11/04/36	53,000	51,567
Turkiye Government International Bond, 6.88%, 01/14/38	80,000	76,825
Total Turkey		945,646
Ukraine – 2.4%
Ukraine Government International Bond, 0.00%, 02/01/30(1)(2)	8,035	5,102
Ukraine Government International Bond, 4.00%, 02/01/32(2)	461,980	354,906
Ukraine Government International Bond, 4.00%, 02/01/32(1)(2)	61,000	46,802
Ukraine Government International Bond, 4.50%, 02/01/34(1)(2)	2,197	1,351
Ukraine Government International Bond, 4.50%, 02/01/36(1)(2)	65,421	38,926
Ukraine Government International Bond, 0.00%, 02/01/36(1)(2)	94,000	48,175
Ukraine Government International Bond, 4.50%, 02/01/36(2)	44,000	26,180
Total Ukraine		521,442
Uzbekistan – 0.4%
Republic of Uzbekistan International Bond, 3.90%, 10/19/31(1)	89,000	82,714
Venezuela – 0.9%
Venezuela Government International Bond, 12.75%, 08/23/22(6)	44,000	25,146
Venezuela Government International Bond, 11.75%, 10/21/26(6)	280,000	160,230
Total Venezuela		185,376
Zambia – 0.2%
Zambia Government International Bond, 5.75%, 06/30/33(1)(2)	35,353	34,972

Security Description	Value
FOREIGN GOVERNMENT SECURITIES (continued)
Total Foreign Government Securities
(Cost $9,546,844)	$9,899,640
TOTAL INVESTMENTS - 96.5%
(Cost $19,676,796)	20,543,051
Other Assets in Excess of Liabilities - 3.5%	739,106
Net Assets - 100.0%	$21,282,157

†	Principal disclosed in USD unless otherwise stated.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At April 30, 2026, the aggregate value of these securities was $11,636,503, or 54.7% of net assets.
(2)	Represents step coupon bond. Rate shown reflects the rate in effect as of April 30, 2026.
(3)	Payment in-kind security, which may pay interest/dividends in additional par/shares and/or in cash.
(4)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2026.
(5)	Perpetual security with no contractual maturity date.
(6)	Security in default, no interest payments are being received.
(7)	Represents a zero coupon bond. Rate shown reflects the effective yield.

Abbreviations:
CMT — Constant Maturity Treasury Index

Schedule of Investments - Virtus Stone Harbor Emerging Markets High Yield Bond ETF (continued)

April 30, 2026 (unaudited)

Fair Value Measurements
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of April 30, 2026.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Corporate Bonds and Notes	$—	$10,643,411	$—	$10,643,411
Foreign Government Securities	—	9,899,640	—	9,899,640
Total	$—	$20,543,051	$—	$20,543,051